Intangible Assets - Schedule of Reconciliation of Changes in Intangible Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	¥ 3,818,544	¥ 3,909,106
Amortization	(542,443)	(472,915)	¥ (421,864)
Impairment losses	(57,341)	(67,721)	(16,635)
Reversal of impairment losses		(13,595)
Ending balance	4,269,657	3,818,544	3,909,106
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,435,150	5,916,486
Additions and other increases	713,436	78,164
Acquisitions through business combinations		43,682
Deconsolidation		(606)
Disposals and other decreases	(138,420)	(143,037)
Foreign currency translation differences	546,317	540,461
Ending balance	7,555,471	6,435,150	5,916,486
Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,616,606)	(2,007,380)
Amortization	(511,056)	(447,391)
Impairment losses	(57,341)	(67,721)
Reversal of impairment losses		13,595
Disposals and other decreases	112,643	105,044
Reclassification to assets held for sale	397
Foreign currency translation differences	(213,851)	(213,357)
Ending balance	(3,285,813)	(2,616,606)	(2,007,380)
Accumulated depreciation and accumulated impairment losses, netting
Reconciliation of changes in intangible assets and goodwill [abstract]
Deconsolidation		604
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	(1,012)
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	106,143	95,471
Ending balance	123,340	106,143	95,471
Software | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	182,778	198,865
Additions and other increases	36,984	33,210
Acquisitions through business combinations		0
Deconsolidation		(604)
Disposals and other decreases	(11,798)	(62,078)
Foreign currency translation differences	12,607	13,385
Ending balance	219,559	182,778	198,865
Software | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(76,634)	(103,394)
Amortization	(25,561)	(28,560)
Impairment losses	0	0
Reversal of impairment losses		0
Disposals and other decreases	10,756	61,393
Reclassification to assets held for sale	397
Foreign currency translation differences	(5,177)	(6,677)
Ending balance	(96,220)	(76,634)	(103,394)
Software | Accumulated depreciation and accumulated impairment losses, netting
Reconciliation of changes in intangible assets and goodwill [abstract]
Deconsolidation		604
Software | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	(1,012)
Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,701,357	3,802,484
Ending balance	4,135,020	3,701,357	3,802,484
Intangible assets associated with products | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,240,818	5,706,035
Additions and other increases	676,156	44,944
Acquisitions through business combinations		43,682
Deconsolidation		(2)
Disposals and other decreases	(126,610)	(80,911)
Foreign currency translation differences	533,707	527,070
Ending balance	7,324,072	6,240,818	5,706,035
Intangible assets associated with products | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,539,461)	(1,903,551)
Amortization	(485,465)	(418,788)
Impairment losses	(57,341)	(67,721)
Reversal of impairment losses		13,595
Disposals and other decreases	101,888	43,635
Reclassification to assets held for sale	0
Foreign currency translation differences	(208,672)	(206,631)
Ending balance	(3,189,051)	(2,539,461)	(1,903,551)
Intangible assets associated with products | Accumulated depreciation and accumulated impairment losses, netting
Reconciliation of changes in intangible assets and goodwill [abstract]
Deconsolidation		0
Intangible assets associated with products | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	0
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,044	11,151
Ending balance	11,297	11,044	11,151
Other | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,554	11,586
Additions and other increases	295	10
Acquisitions through business combinations		0
Deconsolidation		0
Disposals and other decreases	(13)	(48)
Foreign currency translation differences	3	6
Ending balance	11,839	11,554	11,586
Other | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(510)	(435)
Amortization	(30)	(43)
Impairment losses	0	0
Reversal of impairment losses		0
Disposals and other decreases	0	16
Reclassification to assets held for sale	0
Foreign currency translation differences	(2)	(49)
Ending balance	(542)	(510)	¥ (435)
Other | Accumulated depreciation and accumulated impairment losses, netting
Reconciliation of changes in intangible assets and goodwill [abstract]
Deconsolidation		¥ 0
Other | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	¥ 0